UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22606

Name of Fund:  BlackRock Utility and Infrastructure Trust (BUI)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Utility and Infrastructure Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end:  12/31/2017

Date of reporting period:  09/30/2017

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2017 (Unaudited)	BlackRock Utility and Infrastructure Trust (BUI) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Construction & Engineering — 3.6%
Ferrovial SA (a)	236,106	$5,202,319
Vinci SA (a)	80,050	7,605,799

		12,808,118
Electric Utilities — 32.5%
American Electric Power Co., Inc. (a)	96,220	6,758,493
Duke Energy Corp. (a)	133,268	11,183,851
Edison International (a)	108,740	8,391,466
El Paso Electric Co. (a)	36,680	2,026,570
Enel SpA (a)	2,947,617	17,757,360
Eversource Energy (a)	80,420	4,860,585
Exelon Corp. (a)(b)	304,560	11,472,775
FirstEnergy Corp. (a)	202,980	6,257,873
Iberdrola SA (a)	201,610	1,567,644
NextEra Energy, Inc. (a)(b)	222,950	32,673,322
Pinnacle West Capital Corp. (a)	46,720	3,950,643
PPL Corp. (a)	114,710	4,353,245
Xcel Energy, Inc. (a)	91,150	4,313,218

		115,567,045
Gas Utilities — 2.3%
Italgas SpA (a)	679,900	3,816,977
New Jersey Resources Corp. (a)	56,660	2,388,219
Spire, Inc. (a)	27,240	2,033,466

		8,238,662
Independent Power and Renewable Electricity Producers — 3.7%
China Longyuan Power Group Corp. Ltd., Class H (a)	7,228,000	5,411,459
EDP Renovaveis SA (a)	257,264	2,190,238
NRG Yield, Inc., Class C (a)	172,160	3,322,688
Pattern Energy Group, Inc. (a)	102,880	2,479,408

		13,403,793
Multi-Utilities — 21.1%
CMS Energy Corp. (a)	127,700	5,915,064
Dominion Energy, Inc. (a)	213,810	16,448,403
DTE Energy Co. (a)	46,620	5,005,123
National Grid PLC (a)	1,160,424	14,372,483
NiSource, Inc. (a)	133,100	3,406,029
NorthWestern Corp. (a)	45,522	2,592,023
Public Service Enterprise Group, Inc. (a)	239,616	11,082,240
Sempra Energy (a)	83,300	9,507,029
Veolia Environnement SA (a)	101,190	2,338,296
WEC Energy Group, Inc. (a)	70,180	4,405,901

		75,072,591
Oil, Gas & Consumable Fuels — 13.3%
Antero Midstream Partners LP (a)	75,740	2,388,082
Dominion Midstream Partners LP (a)	232,411	7,437,152
Enbridge, Inc. (a)	93,240	3,901,161

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Energy Transfer Partners LP (a)	276,869	$5,063,934
Enterprise Products Partners LP (a)	171,714	4,476,584
EQT Midstream Partners LP (a)	27,730	2,078,918
Genesis Energy LP (a)	111,299	2,932,729
MPLX LP (a)	104,589	3,661,661
ONEOK, Inc. (a)	69,851	3,870,444
Plains All American Pipeline LP (a)	195,890	4,150,909
Shell Midstream Partners LP (a)	192,551	5,360,620
Targa Resources Corp. (a)	44,430	2,101,539

		47,423,733
Transportation Infrastructure — 16.8%
Abertis Infraestructuras SA (a)	399,000	8,066,569
Aeroports de Paris (a)	24,070	3,891,037
Atlantia SpA (a)	523,924	16,554,775
Flughafen Zuerich AG (a)	14,110	3,193,299
Fraport AG Frankfurt Airport Services Worldwide (a)	28,930	2,749,702
Groupe Eurotunnel SE, Registered Shares (a)	356,050	4,292,320
Japan Airport Terminal Co. Ltd. (a)	63,100	2,248,235
Sydney Airport (a)(c)	1,482,826	8,280,883
Transurban Group (a)(c)	1,112,890	10,392,495

		59,669,315
Water Utilities — 1.6%
American Water Works Co., Inc. (a)	70,220	5,681,500
Total Long-Term Investments (Cost — $260,199,663) — 94.9%		337,864,757

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.91% (d)(e)	15,177,910	15,177,910
Total Short-Term Securities (Cost — $15,177,910) — 4.3%		15,177,910
Total Investments Before Options Written (Cost — $275,377,573) — 99.2%		353,042,667
Options Written (Premiums Received — $2,078,893) — (0.4)%		(1,374,236)
Total Investments, Net of Options Written (Cost — $273,298,680) — 98.8%		351,668,431
Other Assets Less Liabilities — 1.2%		4,205,438

Net Assets — 100.0%		$355,873,869

BLACKROCK UTILITY AND INFRASTRUCTURE TRUST	SEPTEMBER 30, 2017	1

Schedule of Investments (continued)	BlackRock Utility and Infrastructure Trust (BUI)

Notes to Schedule of Investments

(a)	All or a portion of security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.

(b)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.

(c)	A security contractually bound to one or more other securities to form a single salable unit which cannot be sold separately.

(d)	Annualized 7-day yield as of period end.

(e)	During the period ended September 30, 2017, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2016	Net Activity	Shares Held at September 30, 2017	Value at September 30, 2017	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	4,151,064	11,026,846	15,177,910	$15,177,910	$22,781		—	—
SL Liquidity Series, LLC, Money Market Series	456,105	(456,105)	—	—	4,125	[1]	—	$(45)
				$15,177,910	$26,906		—	$(45)

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
NiSource, Inc.	97	10/03/17	USD	26.85	USD	248	—
Enterprise Products Partners LP	444	10/13/17	USD	26.20	USD	1,158	$(12,409)
Spire, Inc.	95	10/17/17	USD	76.50	USD	709	(2,867)
DTE Energy Co.	63	10/20/17	USD	110.30	USD	676	(1,858)
Dominion Energy, Inc.	748	10/20/17	USD	80.25	USD	5,754	(4,413)
Duke Energy Corp.	308	10/20/17	USD	87.50	USD	2,585	(3,080)
EQT Midstream Partners LP	97	10/20/17	USD	75.00	USD	727	(9,700)
Enbridge, Inc.	176	10/20/17	USD	42.50	USD	736	(3,960)
Eversource Energy	124	10/20/17	USD	63.25	USD	749	(693)
Exelon Corp.	420	10/20/17	USD	38.00	USD	1,582	(15,750)
FirstEnergy Corp.	180	10/20/17	USD	33.00	USD	555	(900)
FirstEnergy Corp.	90	10/20/17	USD	32.00	USD	277	(900)
Genesis Energy LP	389	10/20/17	USD	27.50	USD	1,025	(6,808)
MPLX LP	126	10/20/17	USD	35.00	USD	441	(7,560)
MPLX LP	240	10/20/17	USD	36.00	USD	840	(5,400)
NextEra Energy, Inc.	278	10/20/17	USD	150.00	USD	4,074	(14,595)
NiSource, Inc.	100	10/20/17	USD	27.00	USD	256	(500)
Northwestern Corp.	160	10/20/17	USD	60.00	USD	911	(80,000)
ONEOK, Inc.	120	10/20/17	USD	55.00	USD	665	(14,100)
PPL Corp.	168	10/20/17	USD	39.00	USD	638	(1,680)

2	BLACKROCK UTILITY AND INFRASTRUCTURE TRUST	SEPTEMBER 30, 2017

Schedule of Investments (continued)	BlackRock Utility and Infrastructure Trust (BUI)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Pinnacle West Capital Corp.	163	10/20/17	USD	90.00	USD	1,378	$(1,630)
Sempra Energy	83	10/20/17	USD	120.00	USD	947	(830)
Shell Midstream Partners LP	261	10/20/17	USD	29.00	USD	727	(3,915)
Targa Resources Corp.	78	10/20/17	USD	45.00	USD	369	(20,670)
Targa Resources Corp.	77	10/20/17	USD	49.00	USD	364	(3,273)
Public Service Enterprise Group, Inc.	94	10/26/17	USD	46.20	USD	435	(8,388)
NiSource, Inc.	268	10/27/17	USD	26.50	USD	686	(2,226)
ONEOK, Inc.	124	10/27/17	USD	58.00	USD	687	(2,480)
Duke Energy Corp.	158	10/31/17	USD	86.25	USD	1,326	(4,474)
Exelon Corp.	75	10/31/17	USD	37.50	USD	283	(5,355)
FirstEnergy Corp.	90	10/31/17	USD	32.01	USD	277	(2,068)
Pattern Energy Group, Inc.	70	11/01/17	USD	25.51	USD	169	(1,136)
Exelon Corp.	216	11/06/17	USD	38.01	USD	814	(11,995)
FirstEnergy Corp.	350	11/13/17	USD	32.55	USD	1,079	(5,119)
Edison International	190	11/17/17	USD	80.00	USD	1,466	(10,925)
Enbridge, Inc.	150	11/17/17	USD	42.50	USD	628	(9,375)
Exelon Corp.	354	11/17/17	USD	38.00	USD	1,334	(24,780)
Pattern Energy Group, Inc.	221	11/17/17	USD	25.00	USD	533	(8,840)
Plains All American Pipeline LP	230	11/17/17	USD	22.00	USD	487	(10,925)
Total							$(325,577)

OTC Options Written
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Eversource Energy	Credit Suisse International	15,700	10/03/17	USD	63.41	USD	949	$—
Sempra Energy	Credit Suisse International	20,800	10/03/17	USD	116.84	USD	2,374	(392)
Enel SpA	Credit Suisse International	85,200	10/04/17	EUR	5.06	EUR	435	(6,798)
Transurban Group	Deutsche Bank AG	100,000	10/04/17	AUD	12.19	AUD	1,191	(1,505)
Energy Transfer Partners LP	Goldman Sachs International	51,400	10/05/17	USD	20.64	USD	940	(1)
Antero Midstream Partners LP	Barclays Bank PLC	13,300	10/06/17	USD	32.40	USD	419	(692)
Dominion Midstream Partners LP	Citibank N.A.	29,400	10/10/17	USD	28.01	USD	941	(117,582)
Aeroports de Paris	UBS AG	8,400	10/11/17	EUR	144.92	EUR	1,149	(289)
Enel SpA	UBS AG	200,000	10/11/17	EUR	5.03	EUR	1,020	(24,346)
DTE Energy Co.	Deutsche Bank AG	10,000	10/16/17	USD	112.11	USD	1,074	(530)
Public Service Enterprise Group, Inc.	Barclays Bank PLC	26,000	10/16/17	USD	46.20	USD	1,203	(18,471)
Atlantia SpA	Morgan Stanley & Co. International PLC	56,800	10/18/17	EUR	26.97	EUR	1,518	(16,899)
El Paso Electric Co.	Citibank N.A.	12,800	10/18/17	USD	55.67	USD	707	(6,036)
Iberdrola SA	Credit Suisse International	36,000	10/18/17	EUR	6.88	EUR	237	(752)
Italgas SpA	Goldman Sachs International	90,000	10/18/17	EUR	4.81	EUR	428	(5,456)
Japan Airport Terminal Co. Ltd.	Morgan Stanley & Co. International PLC	12,700	10/18/17	JPY	3,936.27	JPY	50,917	(13,795)
WEC Energy Group, Inc.	Royal Bank of Canada	13,900	10/18/17	USD	66.41	USD	873	(345)
Italgas SpA	Goldman Sachs International	148,000	10/19/17	EUR	4.72	EUR	703	(16,096)
New Jersey Resources Corp.	UBS AG	10,000	10/23/17	USD	43.50	USD	422	(1,855)
American Electric Power Co., Inc.	Citibank N.A.	33,600	10/24/17	USD	72.86	USD	2,360	(4,935)
Enterprise Products Partners LP	Citibank N.A.	15,600	10/24/17	USD	26.32	USD	407	(5,322)

BLACKROCK UTILITY AND INFRASTRUCTURE TRUST	SEPTEMBER 30, 2017	3

Schedule of Investments (continued)	BlackRock Utility and Infrastructure Trust (BUI)

OTC Options Written (continued)
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
NRG Yield, Inc., Class C	Credit Suisse International	33,600	10/24/17	USD	18.20	USD	648	$(40,337)
Atlantia SpA	UBS AG	78,500	10/25/17	EUR	27.18	EUR	2,098	(23,201)
Ferrovial SA	UBS AG	15,000	10/25/17	EUR	19.44	EUR	280	(561)
Groupe Eurotunnel SE, Registered Shares	UBS AG	53,300	10/25/17	EUR	10.25	EUR	544	(10,808)
Vinci SA	Goldman Sachs International	1,800	10/25/17	EUR	80.44	EUR	145	(2,873)
Vinci SA	Goldman Sachs International	6,100	10/25/17	EUR	80.99	EUR	490	(8,126)
Antero Midstream Partners LP	Barclays Bank PLC	13,300	10/26/17	USD	32.40	USD	419	(3,809)
NextEra Energy, Inc.	Morgan Stanley & Co. International PLC	25,300	10/26/17	USD	150.90	USD	3,708	(13,165)
American Water Works Co., Inc.	Morgan Stanley & Co. International PLC	12,300	10/27/17	USD	82.92	USD	995	(5,886)
Energy Transfer Partners LP	Bank of America N.A.	28,300	10/27/17	USD	19.16	USD	518	(3,853)
Plains All American Pipeline LP	Bank of America N.A.	45,500	10/27/17	USD	19.80	USD	964	(65,237)
National Grid PLC	Credit Suisse International	97,000	10/31/17	GBP	9.73	GBP	896	(1,801)
Japan Airport Terminal Co. Ltd.	Goldman Sachs International	9,300	11/01/17	JPY	3,851.58	JPY	37,286	(16,476)
National Grid PLC	Goldman Sachs International	135,500	11/01/17	GBP	9.55	GBP	1,252	(11,007)
Pattern Energy Group, Inc.	Bank of America N.A.	6,900	11/01/17	USD	26.96	USD	166	(162)
Public Service Enterprise Group, Inc.	Barclays Bank PLC	48,400	11/01/17	USD	46.71	USD	2,239	(38,241)
Energy Transfer Partners LP	Bank of America N.A.	17,200	11/02/17	USD	19.18	USD	315	(4,020)
NRG Yield, Inc., Class C	Royal Bank of Canada	26,600	11/02/17	USD	19.23	USD	513	(15,459)
Transurban Group	Deutsche Bank AG	145,200	11/02/17	AUD	12.26	AUD	1,729	(13,066)
Xcel Energy, Inc.	Bank of America N.A.	32,000	11/02/17	USD	49.48	USD	1,514	(3,065)
Enel SpA	Goldman Sachs International	308,800	11/03/17	EUR	5.21	EUR	1,575	(22,894)
National Grid PLC	Credit Suisse International	76,600	11/03/17	GBP	9.68	GBP	708	(3,181)
CMS Energy Corp.	Morgan Stanley & Co. International PLC	36,400	11/07/17	USD	48.85	USD	1,686	(964)
Enel SpA	Goldman Sachs International	85,100	11/07/17	EUR	5.15	EUR	434	(9,455)
Enel SpA	UBS AG	120,500	11/07/17	EUR	5.11	EUR	615	(15,065)
NextEra Energy, Inc.	Bank of America N.A.	24,900	11/07/17	USD	149.90	USD	3,649	(40,482)
WEC Energy Group, Inc.	Goldman Sachs International	10,600	11/07/17	USD	64.72	USD	665	(5,222)
China Longyuan Power Group Corp. Ltd., Class H	JPMorgan Chase Bank N.A.	1,265,000	11/08/17	HKD	6.02	HKD	7,400	(12,745)
Iberdrola SA	Deutsche Bank AG	34,500	11/08/17	EUR	6.75	EUR	227	(3,147)
Sydney Airport	JPMorgan Chase Bank N.A.	230,900	11/08/17	AUD	7.23	AUD	1,644	(22,526)
Veolia Environnement SA	Deutsche Bank AG	25,700	11/08/17	EUR	19.53	EUR	502	(14,648)
China Longyuan Power Group Corp. Ltd., Class H	Morgan Stanley & Co. International PLC	1,265,000	11/09/17	HKD	5.98	HKD	7,400	(15,439)
Dominion Midstream Partners LP	UBS AG	22,400	11/09/17	USD	28.65	USD	717	(74,018)
Enel SpA	UBS AG	232,000	11/09/17	EUR	5.21	EUR	1,183	(21,421)
Sydney Airport	Deutsche Bank AG	288,000	11/09/17	AUD	7.62	AUD	2,051	(5,546)
Veolia Environnement SA	Credit Suisse International	9,800	11/09/17	EUR	20.08	EUR	192	(3,050)
Vinci SA	Goldman Sachs International	20,100	11/09/17	EUR	82.12	EUR	1,616	(25,641)
New Jersey Resources Corp.	Deutsche Bank AG	9,800	11/14/17	USD	42.02	USD	413	(14,162)
Abertis Infraestructuras SA	UBS AG	69,800	11/16/17	EUR	17.49	EUR	1,194	(8,947)
Atlantia SpA	UBS AG	48,000	11/16/17	EUR	27.02	EUR	1,283	(26,776)
Ferrovial SA	UBS AG	43,300	11/16/17	EUR	18.72	EUR	807	(12,844)
Flughafen Zürich AG	UBS AG	5,000	11/16/17	CHF	221.83	CHF	1,096	(21,472)
Fraport AG Frankfurt Airport Services Worldwide	UBS AG	10,200	11/16/17	EUR	82.44	EUR	820	(21,077)

4	BLACKROCK UTILITY AND INFRASTRUCTURE TRUST	SEPTEMBER 30, 2017

Schedule of Investments (continued)	BlackRock Utility and Infrastructure Trust (BUI)

OTC Options Written (continued)
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
National Grid PLC	Citibank N.A.	97,000	11/16/17	GBP	9.70	GBP	896	$(6,465)
Transurban Group	Deutsche Bank AG	144,400	11/16/17	AUD	12.19	AUD	1,720	(21,239)
PPL Corp.	Morgan Stanley & Co. International PLC	23,300	11/21/17	USD	39.15	USD	884	(8,374)
CMS Energy Corp.	Bank of America N.A.	36,300	11/27/17	USD	47.02	USD	1,681	(22,067)
American Water Works Co., Inc.	Barclays Bank, PLC	12,200	11/28/17	USD	81.46	USD	987	(15,251)
Groupe Eurotunnel SE, Registered Shares	UBS AG	71,300	11/28/17	EUR	10.32	EUR	727	(18,711)
Abertis Infraestructuras SA	Morgan Stanley & Co. International	69,800	11/30/17	EUR	17.43	EUR	1,194	(8,456)
Ferrovial SA	UBS AG	24,400	12/05/17	EUR	18.71	EUR	455	(9,075)
Dominion Midstream Partners LP	Bank of America N.A.	29,500	12/07/17	USD	34.25	USD	944	(15,049)
Total								$(1,048,659)

BLACKROCK UTILITY AND INFRASTRUCTURE TRUST	SEPTEMBER 30, 2017	5

Schedule of Investments (continued)	BlackRock Utility and Infrastructure Trust (BUI)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Construction & Engineering	—	$12,808,118	—	$12,808,118
Electric Utilities	$96,242,041	19,325,004	—	115,567,045
Gas Utilities	8,238,662	—	—	8,238,662
Independent Power and Renewable Electricity Producers	5,802,096	7,601,697	—	13,403,793
Multi-Utilities	58,361,812	16,710,779	—	75,072,591
Oil, Gas & Consumable Fuels	47,423,733	—	—	47,423,733
Transportation Infrastructure	4,292,320	55,376,995	—	59,669,315
Water Utilities	5,681,500	—	—	5,681,500
Short-Term Securities	15,177,910	—	—	15,177,910

Total	$241,220,074	$111,822,593	—	$353,042,667

6	BLACKROCK UTILITY AND INFRASTRUCTURE TRUST	SEPTEMBER 30, 2017

Schedule of Investments (concluded)	BlackRock Utility and Infrastructure Trust (BUI)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Equity contracts	$(262,575)	$(1,111,661)	—	$(1,374,236)
[1] Derivative financial instruments are options written, which are shown at value.

During the period ended September 30, 2017, there were no transfers between levels.

BLACKROCK UTILITY AND INFRASTRUCTURE TRUST	SEPTEMBER 30, 2017	7

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Utility and Infrastructure Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Utility and Infrastructure Trust

Date: November 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Utility and Infrastructure Trust

Date: November 20, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Utility and Infrastructure Trust

Date: November 20, 2017